Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The carrying amount of goodwill was $107.7 million as of December 31, 2016 and $110.2 million as of December 31, 2015. The difference in the carrying amount of goodwill arises from the foreign currency translation from Euro to U.S. dollar for the goodwill which is denominated in Euro.

Goodwill as of December 31, 2016 and 2015 is as follows:

(in US$ millions)	2016	2015
Historical cost price	160.1	175.3
Accumulated impairments	(49.9)	(55.7)
Book value at January 1	110.2	119.6
Movements:
Effect of movements in exchange rates	(2.5)	(9.4)
Impairments	—	—
Book value at December 31	107.7	110.2
Historical cost price	156.0	160.1
Accumulated impairments	(48.3)	(49.9)
Book value at December 31	107.7	110.2